BUSINESS TRANSACTIONS - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (5,387.9)
Cash and cash equivalents		$ 366.5	$ 525.0	$ 651.2
Trade and other receivables		3.8	3.0
Current inventories		209.2	167.2
Other current financial assets		16.6	27.0
Other current non-financial assets		100.9	113.3
Property, plant and equipment		4,995.7	6,775.2
Deferred income tax assets		124.2	96.2
Intangible assets and goodwill		387.1	391.8
Total assets		6,451.5	8,382.7
Deferred tax liabilities		867.9	1,364.2
Other comprehensive loss		(25.6)	(15.9)
Non-controlling interests		$ 413.9	$ 807.3